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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-08448

                         Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
		Pioneer Emerging Markets Fund
		Schedule of Investments 8/31/2015

	Shares		Value

		PREFERRED STOCKS - 3.8%
		Energy - 0.0% †
		Integrated Oil & Gas - 0.0% †
	2,301	Petroleo Brasileiro SA	$5,826
		Total Energy	$5,826
		Automobiles & Components - 0.4%
		Automobile Manufacturers - 0.4%
	5,653	Hyundai Motor Co.	$476,368
		Total Automobiles & Components	$476,368
		Banks - 0.9%
		Diversified Banks - 0.9%
	147,484	Itau Unibanco Holding SA	$1,078,854
		Total Banks	$1,078,854
		Technology Hardware & Equipment - 2.5%
		Technology Hardware, Storage & Peripherals - 2.5%
	3,926	Samsung Electronics Co, Ltd.	$2,886,236
		Total Technology Hardware & Equipment	$2,886,236
		TOTAL PREFERRED STOCKS
		(Cost $6,016,664)	$4,447,284

		COMMON STOCKS - 92.0%
		Energy - 8.8%
		Oil & Gas Equipment & Services - 5.3%
	1,776,992	PAO TMK (G.D.R.)	$6,179,667
		Integrated Oil & Gas - 0.6%
	826,000	China Petroleum & Chemical Corp.	$556,718
	5,700	Sasol, Ltd.	182,874
			$739,592
		Oil & Gas Refining & Marketing - 2.9%
	42,339,318	KenolKobil, Ltd. Group	$3,467,558
		Total Energy	$10,386,817
		Materials - 10.0%
		Fertilizers & Agricultural Chemicals - 5.1%
	430,200	PhosAgro OAO (G.D.R.)	$6,034,192
		Construction Materials - 0.5%
	79,120	Cemex SAB de CV (A.D.R.) *	$621,883
		Diversified Metals & Mining - 4.4%
	31,929	MMC Norilsk Nickel PJSC (A.D.R.)	$501,996
	22,236,000	MMG, Ltd. *	4,605,257
			$5,107,253
		Total Materials	$11,763,328
		Capital Goods - 5.1%
		Construction & Engineering - 5.1%
	551,731	Astaldi S.p.A.	$6,011,045
		Total Capital Goods	$6,011,045
		Transportation - 4.2%
		Airlines - 4.2%
	12,777,259	Air Arabia PJSC	$4,928,143
		Total Transportation	$4,928,143
		Automobiles & Components - 5.2%
		Auto Parts & Equipment - 4.8%
	1,199,387	Tupy SA	$5,644,174
		Automobile Manufacturers - 0.4%
	16,393	Tata Motors, Ltd. (A.D.R.)	$415,071
		Total Automobiles & Components	$6,059,245
		Consumer Durables & Apparel - 6.4%
		Leisure Products - 6.4%
	19,110,000	Goodbaby International Holdings, Ltd.	$7,490,190
		Total Consumer Durables & Apparel	$7,490,190
		Consumer Services - 0.0% †
		Casinos & Gaming - 0.0% †
	393	NagaCorp, Ltd.	$241
		Total Consumer Services	$241
		Media - 2.0%
		Cable & Satellite - 2.0%
	17,887	Naspers, Ltd.	$2,323,165
		Total Media	$2,323,165
		Retailing - 1.0%
		Specialty Stores - 1.0%
	55,910	FF Group *	$1,191,835
		Total Retailing	$1,191,835
		Food, Beverage & Tobacco - 0.0% †
		Packaged Foods & Meats - 0.0% †
	95,298	Flour Mills of Nigeria Plc	$11,555
		Total Food, Beverage & Tobacco	$11,555
		Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
		Pharmaceuticals - 1.3%
	42,574	Hikma Pharmaceuticals Plc	$1,483,179
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,483,179
		Banks - 21.0%
		Diversified Banks - 20.5%
	150,284	Abu Dhabi Commercial Bank PJSC	$327,039
	1,569,000	China CITIC Bank Corp, Ltd.	955,501
	1,543,000	China Construction Bank Corp.	1,080,236
	2,098	Credicorp, Ltd.	230,738
	259,761	Grupo Financiero Banorte SAB de CV	1,243,346
	196	HDFC Bank, Ltd.	3,022
	20,498	HDFC Bank, Ltd. (A.D.R.)	1,168,181
	271,515	ICICI Bank, Ltd.	1,135,476
	1,689,000	Industrial & Commercial Bank of China, Ltd.	994,032
	39,890	KB Financial Group, Inc.	1,203,805
	415	Mega Financial Holding Co., Ltd.	311
	4,408,189	Philippine National Bank *	5,647,966
	631,477	TBC Bank JSC (G.D.R.) *	6,346,541
	227,029,779	United Bank for Africa Plc	3,766,643
			$24,102,837
		Thrifts & Mortgage Finance - 0.5%
	33,827	Housing Development Finance Corp, Ltd.	$602,738
		Total Banks	$24,705,575
		Diversified Financials - 0.6%
		Other Diversified Financial Services - 0.6%
	178,008	FirstRand, Ltd.	$708,686
		Consumer Finance - 0.0% †
	2,753	Credito Real SAB de CV SOFOM ER	$5,425
		Total Diversified Financials	$714,111
		Insurance - 1.3%
		Life & Health Insurance - 1.0%
	13,512	Samsung Life Insurance Co, Ltd.	$1,123,365
		Property & Casualty Insurance - 0.3%
	1,652	Samsung Fire & Marine Insurance Co, Ltd.	$374,625
		Total Insurance	$1,497,990
		Real Estate - 2.7%
		Real Estate Development - 2.7%
	202,000	China Overseas Land & Investment, Ltd.	$591,255
	1,375,706	Emaar Properties PJSC	2,525,230
			$3,116,485
		Total Real Estate	$3,116,485
		Software & Services - 7.7%
		Internet Software & Services - 3.4%
	554,726	ChinaCache International Holdings, Ltd. (A.D.R.) *	$3,955,196
		IT Consulting & Other Services - 4.3%
	43,788,000	China ITS Holdings Co., Ltd.	$5,072,325
		Total Software & Services	$9,027,521
		Technology Hardware & Equipment - 0.0% †
		Electronic Manufacturing Services - 0.0% †
	681	Hon Hai Precision Industry Co., Ltd.	$1,904
		Total Technology Hardware & Equipment	$1,904
		Semiconductors & Semiconductor Equipment - 1.5%
		Semiconductors - 1.5%
	463,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,819,188
		Total Semiconductors & Semiconductor Equipment	$1,819,188
		Telecommunication Services - 9.2%
		Integrated Telecommunication Services - 4.7%
	609,157	Hellenic Telecommunications Organization SA	$5,581,057
		Wireless Telecommunication Services - 4.5%
	3,616,722	Global Telecom Holding SAE (G.D.R.) *	$4,680,342
	127,100	VimpelCom, Ltd. (A.D.R.)	593,557
			$5,273,899
		Total Telecommunication Services	$10,854,956
		Utilities - 4.0%
		Electric Utilities - 1.5%
	43,565	Korea Electric Power Corp. *	$1,761,156
		Water Utilities - 1.0%
	1,710,000	Beijing Enterprises Water Group, Ltd.	$1,214,263
		Independent Power Producers & Energy Traders - 1.5%
	4,988,000	Huadian Fuxin Energy Corp, Ltd.	$1,743,005
		Total Utilities	$4,718,424
		TOTAL COMMON STOCKS
		(Cost $137,670,866)	$108,104,897
	Principal Amount ($)
		CORPORATE BONDS - 0.2%
		Household & Personal Products - 0.2%
		Personal Products - 0.2%
BRL	562,000	Hypermarcas SA,, 11.3%, 10/15/18	$65,497
BRL	562,000	Hypermarcas SA,, 3.0%, 10/15/15	219,100
			$284,597
		Total Household & Personal Products	$284,597
		TOTAL CORPORATE BONDS
		(Cost $548,836)	$284,597

		EQUITY LINKED NOTES - 2.2%
		Retailing - 0.7%
		Apparel Retail - 0.7%
	36,809	Fawaz Abdulaziz Alhokair & Co., 6/29/17	$775,402
		Total Retailing	$775,402
		Health Care Equipment & Services - 1.5%
		Health Care Facilities - 1.5%
	55,829	Mouwasat Medical Services Co., 3/5/18	$1,771,546
		Total Health Care Equipment & Services	$1,771,546
		TOTAL EQUITY LINKED NOTES
		(Cost $2,952,972)	$2,546,948

	Shares
		RIGHTS / WARRANTS - 0.0% †
		Household & Personal Products - 0.0% †
		Personal Products - 0.0% †
	562	Hypermarcas SA, 10/15/15 (c)	$0
		Total Household & Personal Products	$0
		Food, Beverage & Tobacco - 0.0% †
		Packaged Foods & Meats - 0.0% †
	39,707	Flour Mills of Nigeria Plc, 12/31/49 (c)	$0
		Total Food, Beverage & Tobacco	$0
		TOTAL RIGHTS / WARRANTS
		(Cost $0)	$0

		TOTAL INVESTMENT IN SECURITIES - 98.2%
		(Cost $147,189,338) (a) (b)	$115,383,726
		OTHER ASSETS & LIABILITIES - 1.8%	$2,065,643
		TOTAL NET ASSETS - 100.0%	$117,449,369

†	Amount rounds to less than 0.1%.

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(G.D.R.)	Global Depositary Receipts.

(a)	At August 31, 2015, the net unrealized depreciation on investments based on
	cost for federal income tax purposes of $148,724,138 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$3,447,560

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(36,787,972)

	Net unrealized depreciation	$(33,340,412)

(b)	Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

	China	18.9%
	Russia	11.0
	South Korea	6.8
	United Arab Emirates	6.7
	Brazil	6.1
	Greece	5.9
	Republic of Georgia	5.5
	Italy	5.2
	Philippines	4.9
	Hong Kong	4.5
	Egypt	4.0
	United Kingdom	3.5
	Nigeria	3.3
	Kenya	3.0
	India	2.9
	South Africa	2.8
	Bermuda	1.8
	Mexico	1.6
	Taiwan	1.6
		100%
(c)	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements — Note 1A.

NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

BRL	Brazilian Real

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of August 31, 2015, in valuing the Funds's investments:

	Level 1	Level 2	Level 3		Total
Preferred Stock
Energy
Integrated Oil & Gas	$5,826	$-	$-		$5,826
Banks
Diversified Banks	1,078,854	-	-		1,078,854
All Other Preferred Stocks	-	3,362,604	-		3,362,604
Common Stocks (Foreign)*
Materials
Construction Materials	621,883	-	-		621,883
Automobiles & Components
Auto Parts & Equipment	5,644,174	-	-		5,644,174
Automobile Manufacturers	415,071	-	-		415,071
Food, Beverage & Tobacco
Packaged Foods & Meats	11,555	-	-		11,555
Banks
Diversified Banks	6,408,908	-	-		6,408,908
Diversified Financials
Consumer Finance	5,425	-	-		5,425
Software & Services
Internet Software & Services	3,955,196	-	-		3,955,196
Telecommunication Services
Wireless Telecommunication Services	593,557	4,680,342	-		5,273,899
All Other Common Stocks (Foreign)	-	85,768,786	-		85,768,786
Corporate Bonds	-	-	284,597		284,597
Equity Linked Notes	-	2,546,948	-		2,546,948
Rights/Warrants	-	-	-	**	-
Total	$18,740,449	$96,358,680	$284,597		$115,383,726
Other Financial Instruments
Net unrealized appreciation Forward Foreign Currency Contracts	$-	$1,568,076	$-		$1,568,076
Net unrealized depreciation Forward Foreign Currency Contracts	-	(213,561)	-		(213,561)
Net unrealized depreciation Futures Contracts	-	-	-		-
Total	$-	$1,354,515	$-		$1,354,515

*	Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

**	Security is valued at $0.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

	Corporate	Rights/
	Bonds	Warrants		Totals
Balance as of 11/30/14	$390,510	$-	***	$390,510
Realized gain (loss)1	-	-		-
Change in unrealized appreciation (depreciation)2	(105,913)	-		(105,913)
Purchases	-	-		-
Sales	-	-		-
Transfers in and out of Level 3**	-	-		-
Balance as of 8/31/15	$284,597	$-	***	$284,597

1	Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**	Transfers are calculated on the beginning of period values. During the period ended August 31, 2015, there were no transfers between Levels 1, 2 and 3.

***	Security is valued at $0.

	Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 8/31/15	$ (105,913)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 29, 2015

* Print the name and title of each signing officer under his or her signature.